Financial risk management and fair values - Interest Rate Risk - Interest rate profile (Details) - Interest rate risk - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	¥ (20,594)	¥ (416,389)
Fixed rate | Loans and borrowings
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	¥ (20,594)	¥ (416,389)
Fixed rate | Loans and borrowings | Minimum
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.00%	0.00%
Fixed rate | Loans and borrowings | Maximum
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	9.00%	9.00%
Variable rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	¥ 6,771,104	¥ 2,853,501
Variable rate | Cash at bank (Note 23)
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	¥ 6,771,104	¥ 2,853,501
Variable rate | Cash at bank (Note 23) | Minimum
Disclosure of financial instruments by type of interest rate [line items]
Interest rate on financial assets (as a percent)	0.00%	0.00%
Variable rate | Cash at bank (Note 23) | Maximum
Disclosure of financial instruments by type of interest rate [line items]
Interest rate on financial assets (as a percent)	3.00%	5.00%